Common Stock: Recent Activity (Details) (USD $)	1 Months Ended
	Aug. 31, 2012	Jul. 31, 2012	Jun. 30, 2012
Common Stock, Shares
Stock Compensation, Shares Issued			1,409,375
Reverse Stock Split, Conversion Ratio		4.1
Reverse Stock Split, Shares Held Pre-Split		100,000,000
Reverse Stock Split, Reduction in Shares		(75,000,000)
Reverse Stock Split, Shares Held Post-Split		25,000,000
Share Exchange, Effects on Capital	418,000,686
Common Stock, Value of Stock Compensation
Stock Compensation, Value			$ 5,638
Additional Paid-in Capital
Stock Compensation, Value			5,497
Share Exchange, Effects on Capital	41,800